Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 24, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Global X Guru Activist Index ETF (Prospectus Summary) | Global X Guru Activist Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACTX
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Guru™ Activist Index ETF
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the second, third and fourth paragraphs in the section of the Prospectus entitled "Principal Investment Strategies" (within the "Summary Section" of the Prospectus relating to the Fund) on pages 37-38 are deleted in their entirety and replaced with the following.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Underlying Index is comprised of U.S. listed equity positions reported on Form 13F and Schedule 13D by a select group of entities characterized as premier activist investors, as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"). Activist investors are selected from a universe of investors that aim to buy securities to put public pressure on management to increase shareholder value, as defined by the Index Provider. Once the pool of activist investors has been determined, the Index Provider utilizes Form13F filings and Schedule 13D filings to compile the top 50 aggregate stock holdings held by the pool of activist investors, after screening for certain liquidity and market capitalization requirements. The stocks are equal weighted and rebalanced quarterly following the Form 13F filing timeline. On a monthly basis, securities may be added to or removed from the Underlying Index as a result of Schedule 13D filings. As of April 23, 2015, the Underlying Index had 50 constituents. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Effective immediately, the following paragraph supplements the existing disclosure in the section of the Prospectus entitled "Summary of Principal Risks" (within the "Summary Section" of the Prospectus relating to the Fund) on pages 38-40.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risks Related to Schedule 13D Data: The 13D filings used to select the securities in the Underlying Index are filed after an investor acquires more than 5% of a company's shares. As a result, the 13D filings may not provide a complete picture of the holdings of a given investor. Additionally, the 13D filings are used to select securities on a monthly basis, rather than at the time of the 13D filing. Therefore the securities in the Underlying Index will not immediately reflect the information contained in the 13D filing. Because the 13D filing is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.